Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Basic and diluted earnings per share [abstract]
Schedule of earning loss per share

	Years Ended June 30,
	2019	2018	2017

Basic and diluted loss per share (cents per share)	(2.00)	(1.55)	(1.41)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	615,772,236	533,891,470	533,891,470